Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Prepaid Expenses and Other Current Assets
Prepaid commission to matchmaking service agencies		¥ 43,768	¥ 45,915
Prepaid expenses-other		6,067	7,235
Advances to employees		2,772	4,014
Interest receivables		5,275	2,417
Rental and other deposits		6,345	3,653
Inventory		74	1,553
Other receivables in relation to peer to peer lending products		105,261
Other receivables of cash deposit from internet finance platform		38,959
Others		16,393	1,714
Prepaid expenses and other current assets	$ 34,721	¥ 224,914	¥ 66,501